UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2008

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                     Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 97.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.0%
$ 3,049,336	GNMA, VRN, 4.00%, 1/1/10	$ 2,940,913
7,401,712	GNMA, VRN, 4.50%, 1/1/10	7,251,949
17,463,235	GNMA, VRN, 5.00%, 10/1/09	17,269,163
		27,462,025
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 95.5%
38,000,000	GNMA, 5.00%, settlement date 1/21/09(2)	38,914,356
191,000,000	GNMA, 5.50%, settlement date 1/21/09(2)	196,134,080
137,500,000	GNMA, 6.00%, settlement date 1/21/09(2)	141,602,598
118,169,264	GNMA, 5.00%, 6/15/33 to 3/15/36(3)	121,655,905
385,504,814	GNMA, 5.50%, 4/15/33 to 5/15/38(3)	397,870,296
315,820,753	GNMA, 6.00%, 7/20/16 to 10/15/38(3)	326,074,972
56,471,867	GNMA, 6.50%, 6/15/23 to 7/20/38(3)	59,166,504
12,349,841	GNMA, 7.00%, 5/15/17 to 12/20/29(3)	13,070,954
65,175	GNMA, 7.25%, 4/15/23 to 6/15/23(3)	68,509
9,681,671	GNMA, 7.50%, 6/15/13 to 11/15/31(3)	10,263,656
99,113	GNMA, 7.65%, 6/15/16 to 12/15/16(3)	105,172
70,718	GNMA, 7.75%, 11/15/22 to 6/20/23(3)	74,549
250,674	GNMA, 7.77%, 4/15/20 to 6/15/20(3)	264,888
35,022	GNMA, 7.85%, 9/20/22(3)	36,979
15,179	GNMA, 7.89%, 9/20/22(3)	16,043
99,166	GNMA, 7.98%, 6/15/19(3)	106,173
2,864,946	GNMA, 8.00%, 2/20/17 to 7/20/30(3)	3,049,086
166,799	GNMA, 8.15%, 1/15/20 to 2/15/21(3)	177,047
596,406	GNMA, 8.25%, 10/20/16 to 5/15/27(3)	632,737
49,416	GNMA, 8.35%, 11/15/20(3)	52,699
2,399,559	GNMA, 8.50%, 1/20/13 to 12/15/30(3)	2,570,756
228,194	GNMA, 8.75%, 1/15/17 to 7/15/27(3)	243,756
1,498,161	GNMA, 9.00%, 2/15/09 to 1/15/25(3)	1,601,429
269,180	GNMA, 9.25%, 9/15/16 to 3/15/25(3)	291,239
519,991	GNMA, 9.50%, 6/15/09 to 7/20/25(3)	566,175
144,281	GNMA, 9.75%, 8/15/17 to 11/20/21(3)	158,222
149,738	GNMA, 10.00%, 11/15/09 to 1/15/22(3)	166,140
56,794	GNMA, 10.25%, 5/15/12 to 2/15/19(3)	63,777
87,463	GNMA, 10.50%, 3/15/14 to 4/20/19(3)	98,105
99,795	GNMA, 11.00%, 12/15/09 to 6/15/20(3)	110,105
2,317	GNMA, 11.25%, 2/20/16(3)	2,619
7,734	GNMA, 11.50%, 2/15/13 to 10/20/18(3)	8,902
11,239	GNMA, 12.00%, 3/15/11 to 12/15/12(3)	12,517
4,734	GNMA, 12.25%, 2/15/14(3)	5,554
34,448	GNMA, 12.50%, 5/15/10 to 12/15/13(3)	38,252
77,512	GNMA, 13.00%, 1/15/11 to 8/15/15(3)	90,275
32,043	GNMA, 13.50%, 5/15/10 to 8/15/14(3)	37,445
6,173	GNMA, 13.75%, 8/15/14(3)	7,427
2,261	GNMA, 14.00%, 6/15/11 to 7/15/11(3)	2,583
15,703	GNMA, 14.50%, 10/15/12 to 12/15/12(3)	18,419

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                     Value

$ 22,561	GNMA, 15.00%, 7/15/11 to 10/15/12(3)	$ 26,261
		1,315,457,161

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,323,117,989)		1,342,919,186
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 16.0%

4,375,850	GNMA, Series 1998-6, Class FA, VRN, 1.55%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	4,326,249
527,328	GNMA, Series 1998-17, Class F, VRN, 1.54%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	520,972
273,733	GNMA, Series 2000-22, Class FG, VRN, 1.24%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	271,758
2,514,761	GNMA, Series 2001-59, Class FD, VRN, 1.54%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,481,468
5,196,087	GNMA, Series 2001-62, Class FB, VRN, 1.54%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	5,127,340
2,933,326	GNMA, Series 2002-13, Class FA, VRN, 1.54%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,894,198
5,180,705	GNMA, Series 2002-24, Class FA, VRN, 1.54%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	5,115,909
1,500,206	GNMA, Series 2002-29, Class FA SEQ, VRN, 0.86%, 1/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,482,573
1,399,661	GNMA, Series 2002-31, Class FW, VRN, 1.44%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,373,076
980,496	GNMA, Series 2002-47, Class PX, 6.00%, 5/20/31	980,318
7,240,505	GNMA, Series 2002-50, Class PD, 6.00%, 5/20/31(3)	7,264,920
1,925,981	GNMA, Series 2002-57, Class PD, 6.00%, 6/20/31(3)	1,930,002
588,538	GNMA, Series 2002-60, Class PE, 6.00%, 7/20/31(3)	592,556
5,106,337	GNMA, Series 2002-66, Class FA, VRN, 1.39%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%	4,980,691
5,780,451	GNMA, Series 2003-7, Class FA, VRN, 1.49%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 8.00%(3)	5,613,407
262,027	GNMA, Series 2003-10, Class JC, 6.00%, 4/20/30(3)	262,849
612,695	GNMA, Series 2003-14, Class F, VRN, 0.86%, 1/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(3)	610,495
11,841,219	GNMA, Series 2003-35, Class CF, VRN, 1.34%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%	11,894,582
2,571,454	GNMA, Series 2003-42, Class FW, VRN, 0.86%, 1/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	2,522,817
14,312,627	GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(3)	14,451,133
16,369,068	GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(3)	16,536,119
17,650,000	GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,801,682
5,540,212	GNMA, Series 2003-66, Class HF, VRN, 0.96%, 1/20/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	5,544,970
4,761,692	GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	4,816,161
1,586,651	GNMA, Series 2003-85, Class BM SEQ, 5.00%, 2/20/24	1,598,950
1,586,651	GNMA, Series 2003-85, Class BX SEQ, 5.50%, 2/20/24	1,605,192
22,893,522	GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	23,100,667
3,283,330	GNMA, Series 2003-110, Class HA SEQ, 5.00%, 5/20/29(3)	3,306,651
22,223,224	GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,553,492
3,472,942	GNMA, Series 2004-39, Class XF SEQ, VRN, 1.29%, 1/16/09, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	3,480,416

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                       Value

$ 5,558,785	GNMA, Series 2004-46, Class BG SEQ, 5.00%, 5/20/25	$ 5,619,034
5,224,736	GNMA, Series 2004-82, Class DM, 5.00%, 10/20/27(3)	5,241,239
11,869,360	GNMA, Series 2004-87, Class LA, 3.625%, 12/20/28(3)	11,860,767
7,857,724	GNMA, Series 2007-6, Class LA, 5.50%, 10/20/30	8,004,345
13,870,278	GNMA, Series 2007-33, Class LA, 5.50%, 4/20/31	14,144,721
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $218,186,441)		219,911,719
U.S. GOVERNMENT AGENCY SECURITIES ― 2.9%

40,000,000	FHLB, VRN, 2.01%, 2/23/09, resets quarterly off the 3-month LIBOR minus 0.14% with no caps(3)
(Cost $40,000,000)		40,047,640
U.S. TREASURY SECURITIES ― 2.1%

29,722,500	U.S. Treasury Inflation Indexed Notes, 3.875%, 1/15/09(3)
(Cost $29,639,956)		29,492,326
TEMPORARY CASH INVESTMENTS ― 10.5%
286,883	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	286,883

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $69,980,741), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $68,715,038)(3)		68,715,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $70,333,710, in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $68,715,076)(3)		68,715,000
Repurchase Agreement, Goldman Sachs Group, Inc. (The), (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $6,718,250), in a joint trading account at 0.005%, dated 12/31/08, due 1/2/09 (Delivery value $6,592,002)(3)		6,592,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $144,308,883)		144,308,883

TOTAL INVESTMENT SECURITIES — 129.0%
(Cost $1,755,253,269)		1,776,679,754
OTHER ASSETS AND LIABILITIES — (29.0)%		(399,149,508)
TOTAL NET ASSETS — 100.0%		$1,377,530,246

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
221	U.S. Treasury 5-Year Notes	March 2009	$26,311,086	$(906,943)

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $402,963,000.

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 286,883	$ (906,943)
Level 2 – Other Significant Observable Inputs	1,776,392,871	-
Level 3 – Significant Unobservable Inputs	-	-
	$1,776,679,754	$ (906,943)
*Includes futures contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,755,253,269
Gross tax appreciation of investments	$ 23,152,018
Gross tax depreciation of investments	(1,725,533)
Net tax appreciation (depreciation) of investments	$ 21,426,485

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2008

Government Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
 Principal Amount                                                                                                                                                                     Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 58.7%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.1%
$ 4,059,085	FHLMC, VRN, 6.78%, 8/1/11(2)	$ 4,108,907
3,268,645	FNMA, VRN, 6.48%, 4/1/11(2)	3,331,791
2,718,014	FNMA, VRN, 6.45%, 7/1/11(2)	2,785,788
2,268,288	FNMA, VRN, 6.42%, 8/1/11(2)	2,318,002
3,019,585	FNMA, VRN, 5.95%, 6/1/12(2)	3,105,367
5,702,274	FNMA, VRN, 5.71%, 12/1/12(2)	5,837,509
		21,487,364
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 56.6%
4,247,324	FHLMC, 4.50%, 1/1/19(2)	4,371,330
28,299,896	FHLMC, 5.00%, 5/1/23(2)	29,095,199
5,986,521	FHLMC, 5.50%, 10/1/34(2)	6,140,181
75,169,994	FHLMC, 5.50%, 4/1/38(2)	77,036,473
487,220	FHLMC, 6.50%, 7/1/47(2)	497,141
28,000,000	FNMA, 5.50%, settlement date 1/13/09(3)	28,704,368
15,170,000	FNMA, 6.50%, settlement date 1/13/09(3)	15,755,471
77,765,086	FNMA, 6.00%, settlement date 1/13/09(3)	80,061,567
15,592,566	FNMA, 4.50%, 5/1/19(2)	16,003,959
1,241,690	FNMA, 5.00%, 9/1/20(2)	1,278,137
659,452	FNMA, 6.50%, 3/1/32(2)	688,200
576,046	FNMA, 7.00%, 6/1/32(2)	609,747
858,651	FNMA, 6.50%, 8/1/32(2)	898,766
10,494,747	FNMA, 5.50%, 7/1/33(2)	10,785,440
45,815,520	FNMA, 5.00%, 11/1/33(2)	46,905,591
2,899,595	FNMA, 5.50%, 9/1/34(2)	2,978,098
16,114,058	FNMA, 5.50%, 10/1/34(2)	16,550,328
9,611,788	FNMA, 5.00%, 8/1/35(2)	9,828,462
37,241,776	FNMA, 5.50%, 1/1/36(2)	38,239,547
4,351,799	FNMA, 5.00%, 2/1/36(2)	4,449,900
13,095,512	FNMA, 5.50%, 4/1/36(2)	13,441,874
20,369,272	FNMA, 5.00%, 5/1/36(2)	20,828,448
12,709,352	FNMA, 5.50%, 12/1/36(2)	13,045,499
44,992,121	FNMA, 5.50%, 2/1/37(2)	46,182,112
7,387,225	FNMA, 6.50%, 8/1/37(2)	7,567,473
5,498,517	FNMA, 6.00%, 9/1/38	5,582,226
6,902,300	FNMA, 6.00%, 11/1/38	7,007,380
314,483	FNMA, 6.50%, 6/1/47(2)	320,886
761,553	FNMA, 6.50%, 8/1/47(2)	777,060
1,022,911	FNMA, 6.50%, 8/1/47(2)	1,043,740
128,156	FNMA, 6.50%, 9/1/47(2)	130,766
891,532	FNMA, 6.50%, 9/1/47(2)	909,686
2,819,572	FNMA, 6.50%, 9/1/47(2)	2,876,986
1,257,106	FNMA, 6.50%, 9/1/47(2)	1,282,703
9,756,112	FNMA, 6.00%, 4/1/48(2)	9,865,247
30,000,000	GNMA, 5.50%, settlement date 1/21/09(3)	30,806,400
32,878,615	GNMA, 5.50%, 12/20/38(2)	33,847,006
		586,393,397

Government Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
 Principal Amount                                                                                                                                                                     Value

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $593,086,500)		$ 607,880,761

U.S. TREASURY SECURITIES ― 31.5%
13,500,000	U.S. Treasury Bonds, 11.25%, 2/15/15(2)	20,508,404
4,500,000	U.S. Treasury Bonds, 10.625%, 8/15/15(2)	6,814,336
7,600,000	U.S. Treasury Bonds, 8.125%, 8/15/19(2)	11,234,943
14,720,000	U.S. Treasury Bonds, 8.125%, 8/15/21(2)	22,392,800
10,700,000	U.S. Treasury Bonds, 7.125%, 2/15/23(2)	15,526,706
4,500,000	U.S. Treasury Bonds, 6.625%, 2/15/27(2)	6,731,019
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38(2)	1,365,157
13,210,000	U.S. Treasury Inflation Indexed Notes, 3.875%, 1/15/09(2)	13,107,700
27,658,939	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	27,107,573
20,049,408	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(2)	18,996,931
20,000,000	U.S. Treasury Notes, 2.625%, 5/31/10(2)	20,610,160
15,000,000	U.S. Treasury Notes, 1.25%, 11/30/10(2)	15,165,795
15,000,000	U.S. Treasury Notes, 1.75%, 11/15/11(2)	15,346,845
19,750,000	U.S. Treasury Notes, 4.125%, 8/31/12(2)	21,848,457
15,000,000	U.S. Treasury Notes, 3.50%, 5/31/13(2)	16,434,390
15,000,000	U.S. Treasury Notes, 3.125%, 8/31/13(2)	16,177,740
10,000,000	U.S. Treasury Notes, 2.00%, 11/30/13(2)	10,262,510
14,538,000	U.S. Treasury Notes, 4.875%, 8/15/16(2)	17,376,326
28,950,000	U.S. Treasury Notes, 4.75%, 8/15/17(2)	34,622,405
12,085,000	U.S. Treasury Notes, 4.00%, 8/15/18(2)	13,959,130
TOTAL U.S. TREASURY SECURITIES
(Cost $309,823,408)		325,589,327

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 14.3%
1,068,308	FHLMC, Series 2560, Class FG SEQ, VRN, 1.70%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(2)	1,063,125
3,101,636	FHLMC, Series 2625, Class FJ SEQ, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	3,107,646
6,686,218	FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	6,813,933
3,373,849	FHLMC, Series 2779, Class FM SEQ, VRN, 1.54%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	3,310,316
5,455,807	FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(2)	5,502,801
7,003,633	FHLMC, Series 2812, Class EF SEQ, VRN, 1.60%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	6,930,508
5,008,162	FHLMC, Series 2831, Class AF, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	4,893,710
1,333,109	FHLMC, Series 2836, Class ND, 4.00%, 7/15/13(2)	1,334,627
9,205,907	FHLMC, Series 2855, Class FK SEQ, VRN, 1.54%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	9,024,067
3,814,227	FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(2)	3,862,413
873,762	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(2)	875,669
10,000,000	FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,128,416
13,347,061	FHLMC, Series 3316, Class EA, 5.50%, 10/15/29(2)	13,733,533
3,274,594	FHLMC, Series R005, Class AB SEQ, 5.50%, 12/15/18(2)	3,359,109
3,100,539	FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	3,223,432
544,458	FNMA, Series 2002-89, Class CA SEQ, 5.00%, 4/25/16(2)	550,309
3,419,173	FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	3,474,809

Government Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
 Principal Amount                                                                                                                                                                     Value

$ 1,353,744	FNMA, Series 2003-14, Class LA SEQ, 5.00%, 8/25/16(2)	$ 1,373,345
3,334,563	FNMA, Series 2003-42, Class FK, VRN, 0.87%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	3,269,480
5,815,761	FNMA, Series 2003-43, Class LF, VRN, 0.82%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	5,722,181
5,101,370	FNMA, Series 2003-52, Class KF SEQ, VRN, 0.87%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	5,023,710
18,000,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(2)	18,362,308
5,074,265	FNMA, Series 2004 W5, Class F1, VRN, 0.92%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(2)	4,945,659
1,203,570	FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	1,223,698
5,561,277	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(2)	5,648,739
9,127,297	FNMA, Series 2006-44, Class OA, 5.50%, 12/25/26(2)	9,318,526
12,000,000	GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,178,337
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $146,187,748)		148,254,406

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 7.9%

20,000,000	Bank of America Corp., 3.125%, 6/15/12(2) (4)	20,800,600
8,800,000	FHLMC, 5.00%, 6/11/09(2)	8,980,154
8,000,000	FHLMC, 4.125%, 9/27/13(2)	8,629,528
16,490,000	FHLMC, 5.00%, 1/30/14(2)	18,454,981
7,250,000	FNMA, 5.00%, 2/13/17(2)	8,238,965
5,000,000	Goldman Sachs Group LP, 3.25%, 6/15/12(2) (4)	5,220,855
6,700,000	Morgan Stanley, 2.00%, 9/22/11(2) (4)	6,746,686
4,500,000	Wells Fargo & Co., 3.00%, 12/9/11(2) (4)	4,681,741
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $78,162,392)		81,753,510
U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES(1) ― 0.8%
2,447,260	FHLMC, Series T20, Class A7, VRN, 0.77%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)	2,231,533
4,934,947	FHLMC, Series T21, Class A, VRN, 0.83%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)	4,611,460
718,178	FHLMC, Series T34, Class A1V, VRN, 0.71%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps(2)	662,327
609,853	FHLMC, Series T35, Class A, VRN, 0.75%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.14% with no caps(2)	567,886
554,584	FHLMC, Series T7, Class A5 SEQ, VRN, 7.27%, 1/2/09(2)	501,991
TOTAL U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES
(Cost $9,269,840)		8,575,197

Government Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                       Value

TEMPORARY CASH INVESTMENTS ― 4.1%
10,048	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	$ 10,048

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $9,780,086), in a joint trading account at 0.02%, dated 12/31/08, due 1/02/09 (Delivery value $9,555,011)		9,555,000

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $33,356,316), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $32,753,018)		32,753,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $42,318,048)		42,318,048

TOTAL INVESTMENT SECURITIES — 117.3%
(Cost $1,178,847,936)		1,214,371,249
OTHER ASSETS AND LIABILITIES — (17.3)%		(178,949,713)
TOTAL NET ASSETS — 100.0%		$ 1,035,421,536

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
160	U.S. Long Bond	March 2009	$22,087,500	$3,059,640
75	U.S. Treasury 5-Year Notes	March 2009	8,929,102	240,847
			$31,016,602	$3,300,487

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
225	U.S. Treasury 10-Year Notes	March 2009	$28,293,750	$(2,148,553)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or portion thereof, has been segregated for forward commitments and/or futures contracts. At period end, the aggregate value of securities pledged was $214,639,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
June 30, 2012.

Government Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$10,048	$1,151,934
Level 2 – Other Significant Observable Inputs	1,214,361,201	-
Level 3 – Significant Unobservable Inputs	-	-
	$1,214,371,249	$1,151,934
*Includes futures contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,178,942,950
Gross tax appreciation of investments	$ 41,866,224
Gross tax depreciation of investments	(6,437,925)
Net tax appreciation (depreciation) of investments	$ 35,428,299

The difference between book-basis and tax-basis cost of unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2008

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Principal Amount                                                                                                                                                                  Value

U.S. TREASURY SECURITIES(1)― 85.0%
$83,283,739	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$ 86,185,628
81,645,280	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	78,141,102
55,439,395	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	53,717,970
60,043,077	U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	54,881,378
44,971,036	U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	65,740,003
42,400,000	U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	69,006,698
19,682,406	U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	28,641,991
73,930,824	U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10	70,945,335
49,430,936	U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10	51,374,842
17,725,620	U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11	20,158,035
51,630,822	U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11	45,676,988
19,578,753	U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12	21,996,159
45,609,472	U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12	40,498,734
80,320,719	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12	70,812,702
16,761,791	U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13	15,385,424
15,165,085	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	13,798,561
110,849,443	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	108,538,019
89,302,941	U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14	84,454,079
91,466,024	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	88,171,605
75,258,422	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	77,250,773
76,856,490	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	79,965,988
43,426,671	U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	35,892,619
18,861,324	U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	17,042,010
6,975,777	U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	6,534,053
75,371,060	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	60,633,803
36,595,944	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	27,624,179
TOTAL U.S. TREASURY SECURITIES
(Cost $1,417,288,002)		1,373,068,678
CORPORATE BONDS(1) ― 4.9%
CONSUMER FINANCE ― 4.6%
1,500,000	John Deere Capital Corp., 4.90%, 9/9/13	1,473,726
25,000,000	SLM Corp., 1.32%, 1/25/10	24,177,874
42,000,000	Toyota Motor Credit Corp. Inflation Indexed Bonds, 1.22%, 10/1/09	48,001,727
		73,653,327

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
1,820,000	AT&T, Inc., 6.70%, 11/15/13	1,929,964

MEDIA ― 0.1%
1,210,000	Time Warner Cable, Inc., 8.25%, 2/14/14	1,228,767

MULTI-UTILITIES ― 0.1%
1,820,000	Pacific Gas & Electric Co., 6.25%, 12/1/13	1,884,004
TOTAL CORPORATE BONDS
(Cost $82,705,128)		78,696,062
MUNICIPAL SECURITIES(1) ― 3.7%
12,500,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39	12,553,500
15,150,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)	17,012,541

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Principal Amount                                                                                                                                                                  Value

$ 10,220,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)	$ 11,476,447
6,000,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18	6,782,160
10,800,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)	11,635,380
TOTAL MUNICIPAL SECURITIES
(Cost $56,220,296)		59,460,028
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1)(3) ― 2.5%

39,364,435	FHLMC, 5.50%, 4/1/38
(Cost $39,744,461)		40,341,858
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS(1) ― 1.8%
7,000,000	Bank of America Corp., 3.125%, 6/15/12(4)	7,280,210
2,000,000	FHLMC, 4.125%, 9/27/13	2,157,382
8,600,000	FHLMC, 5.00%, 1/30/14	9,624,793
10,000,000	FHLMC, 4.50%, 4/2/14	10,992,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $28,386,703)		30,054,385
COMMERCIAL MORTGAGE-BACKED SECURITIES(1)(3) ― 1.5%
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 1.38%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(5)	9,669,436
7,694,267	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43	7,431,988
9,402,865	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps(5)	7,102,726
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $29,046,723)		24,204,150
TEMPORARY CASH INVESTMENTS(1) ― 0.7%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $10,905,243), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $10,708,006) (Cost $10,708,000)		10,708,000

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,664,099,313)		1,616,533,161
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,868,524)
TOTAL NET ASSETS — 100.0%	$ 1,614,664,637

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
746	U.S. Treasury 5-Year Notes	March 2009	$88,814,797	$3,058,087

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
400	U.S. Treasury 10-Year Notes	March 2009	$50,300,000	$(3,819,650)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	January 2012	$ (4,153,567)
8,000,000	Pay a fixed rate equal to 1.52% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG.	November 2013	(676,839)
24,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2017	(2,630,908)
58,300,000	Pay a fixed rate equal to 2.895% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	December 2027	(10,118,745)
			$ (17,580,059)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
GMAC	-	General Motors Acceptance Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Security, or portion thereof, has been segregated for futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $156,695,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Final maturity indicated, unless otherwise noted.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $16,772,162, which represented 1.0% of total net assets.

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	-	$ (761,563)
Level 2 – Other Significant Observable Inputs	$ 1,616,533,161	(17,580,059)
Level 3 – Significant Unobservable Inputs	-	-
	$ 1,616,533,161	$(18,341,622)
*Includes swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,666,955,163
Gross tax appreciation of investments	$ 22,572,748
Gross tax depreciation of investments	(72,994,750)
Net tax appreciation (depreciation) of investments	$ (50,422,002)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2008

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                    Value

U.S. TREASURY SECURITIES ― 38.6%

$56,649,314	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	$ 55,520,040
5,686,528	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	5,388,019
40,000,000	U.S. Treasury Notes, 3.625%, 10/31/09(1)	41,065,640
80,000,000	U.S. Treasury Notes, 4.75%, 2/15/10(1)	83,834,400
62,900,000	U.S. Treasury Notes, 2.625%, 5/31/10(1)	64,818,953
25,000,000	U.S. Treasury Notes, 2.875%, 6/30/10(1)	25,897,475
25,000,000	U.S. Treasury Notes, 1.50%, 10/31/10(1)	25,380,875
32,000,000	U.S. Treasury Notes, 1.25%, 11/30/10(1)	32,353,696
35,000,000	U.S. Treasury Notes, 4.50%, 2/28/11(1)	37,854,705
13,000,000	U.S. Treasury Notes, 1.75%, 11/15/11(1)	13,300,599
18,000,000	U.S. Treasury Notes, 4.75%, 1/31/12(1)	20,025,018
10,000,000	U.S. Treasury Notes, 4.875%, 8/15/16(1)	11,952,350
TOTAL U.S. TREASURY SECURITIES
(Cost $414,434,564)		417,391,770
COLLATERALIZED MORTGAGE OBLIGATIONS(2) ― 20.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
5,429,150	J.P. Morgan Mortgage Trust, Series 2004 A4, Class 2A2, VRN, 4.61%, 1/2/09(1)	4,128,495

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 20.0%
16,608,383	FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	17,131,170
1,436,715	FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	1,457,945
441,881	FHLMC, Series 2552, Class HA SEQ, 5.00%, 9/15/16(1)	446,952
6,855,369	FHLMC, Series 2624, Class FE SEQ, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	6,870,369
5,272,782	FHLMC, Series 2625, Class FJ SEQ, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	5,282,998
17,013,751	FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	17,238,681
2,832,689	FHLMC, Series 2672, Class QR, 4.00%, 9/15/10(1)	2,964,232
5,073,533	FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	5,133,504
2,151,228	FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	2,154,606
12,835,500	FHLMC, Series 2709, Class PC, 5.00%, 9/15/18(1)	13,030,759
8,939,244	FHLMC, Series 2718, Class FW, VRN, 1.54%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	8,737,958
1,510,656	FHLMC, Series 2763, Class PB, 4.50%, 6/15/14(1)	1,512,654
3,373,849	FHLMC, Series 2779, Class FM SEQ, VRN, 1.54%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	3,310,316
9,093,011	FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(1)	9,171,336
6,645,511	FHLMC, Series 2827, Class F, VRN, 1.54%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	6,530,850
4,925,242	FHLMC, Series 2831, Class AF, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	4,812,685
1,185,591	FHLMC, Series 2890, Class AB SEQ, 3.75%, 12/15/11(1)	1,189,164
1,690,039	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(1)	1,693,727
7,988,857	FHLMC, Series 2931, Class QA, 4.50%, 4/15/15(1)	8,036,135
2,569,927	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(1)	2,577,023
6,581,692	FHLMC, Series 2941, Class XA, 5.00%, 2/15/25(1)	6,648,563
4,813,931	FHLMC, Series 2984, Class NA, 5.50%, 4/15/26(1)	4,900,758
358,906	FHLMC, Series 3108, Class DA SEQ, 5.125%, 10/15/15(1)	358,978
3,100,539	FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	3,223,432
700,775	FNMA, Series 2002-71, Class UB, 5.00%, 11/25/15(1)	706,773

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                    Value

$ 5,971,000	FNMA, Series 2002-74, Class PD, 5.00%, 11/25/15(1)	$ 6,017,416
4,376,431	FNMA, Series 2002-83, Class GM SEQ, 5.00%, 5/25/16(1)	4,430,448
2,071,769	FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(1)	2,097,181
1,172,075	FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	1,190,560
10,920,060	FNMA, Series 2003-17, Class FN, VRN, 0.77%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	10,676,763
4,669,014	FNMA, Series 2003-24, Class BF, VRN, 0.82%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	4,616,219
2,876,645	FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	2,917,380
2,274,111	FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	2,299,041
5,001,845	FNMA, Series 2003-42, Class FK, VRN, 0.87%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	4,904,220
5,815,760	FNMA, Series 2003-43, Class LF, VRN, 0.82%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	5,722,180
5,074,265	FNMA, Series 2004 W5, Class F1, VRN, 0.92%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(1)	4,945,659
3,529,101	FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	3,590,283
3,081,562	FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	3,154,790
2,917,944	FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	3,007,753
10,043,949	GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	10,141,146
10,912,712	GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(1)	11,024,080
		215,856,687

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $219,674,048)		219,985,182
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 18.8%

22,000,000	Bank of America Corp., 3.125%, 6/15/12(1)(3)	22,880,660
12,000,000	FHLMC, 2.875%, 6/28/10(1)	12,321,708
10,000,000	FHLMC, 3.25%, 7/16/10(1)	10,332,470
5,000,000	FHLMC, 3.875%, 6/29/11(1)	5,324,240
9,750,000	FHLMC, 4.75%, 3/5/12(1)	10,587,632
17,000,000	FNMA, 3.25%, 2/10/10(1)	17,442,085
30,000,000	FNMA, 2.50%, 4/9/10(1)	30,515,220
34,000,000	FNMA, 2.375%, 5/20/10(1)	34,678,946
9,975,000	FNMA, 2.875%, 10/12/10(1)	10,293,273
33,000,000	FNMA, 5.00%, 2/16/12(1)	36,234,957
5,000,000	Goldman Sachs Group LP, 3.25%, 6/15/12(1)(3)	5,220,855
7,500,000	Morgan Stanley, 2.00%, 9/22/11(1)(3)	7,552,260
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $196,865,697)		203,384,306
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) ― 10.0%
22,600,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)	21,465,496
56,721,711	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 1/2/09(1)	1,026,680
5,846,000	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class B, VRN, 7.80%, 1/2/09(1)	5,860,782
1,200,000	Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/2/09(1)	1,198,951
13,921,282	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.53%, 1/2/09(1)	566,023

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                    Value

$ 2,196,468	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A2 SEQ, 5.94%, 9/15/11(1)	$ 2,150,272
2,950,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(1)	2,813,140
19,235,666	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	18,579,970
24,321,566	GMAC Commercial Mortgage Securities, Inc. STRIPS-COUPON, Series 2000 C3, Class X, VRN, 1.04%, 1/2/09(1)(4)	374,914
5,998,299	Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A2 SEQ, 4.31%, 8/10/42(1)	5,680,740
2,378,598	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A2 SEQ, 7.33%, 10/15/32	2,372,886
21,686,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	19,978,603
6,232,904	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(1)	6,055,810
21,106,458	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	20,061,395
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $111,520,252)		108,185,662
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) ― 7.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 5.4%
52,923	FHLMC, VRN, 4.25%, 2/1/09(1)	53,077
232,760	FHLMC, VRN, 4.55%, 3/1/09(1)	237,158
67,452	FHLMC, VRN, 5.88%, 3/1/09(1)	68,046
28,469	FHLMC, VRN, 5.00%, 10/1/09(1)	28,563
4,346,323	FHLMC, VRN, 5.78%, 8/1/10(1)	4,416,608
7,306,353	FHLMC, VRN, 6.78%, 9/1/10(1)	7,396,033
11,133,270	FHLMC, VRN, 6.36%, 7/1/11(1)	11,450,058
42,887	FNMA, VRN, 4.32%, 2/1/09(1)	42,881
90,558	FNMA, VRN, 4.52%, 2/1/09(1)	89,693
2,241,876	FNMA, VRN, 4.59%, 2/1/09(1)	2,254,367
21,212	FNMA, VRN, 4.75%, 2/1/09(1)	21,462
27,220	FNMA, VRN, 4.75%, 2/1/09(1)	27,299
245,953	FNMA, VRN, 4.92%, 2/1/09(1)	244,595
54,227	FNMA, VRN, 5.10%, 2/1/09(1)	54,363
11,396	FNMA, VRN, 5.25%, 2/1/09(1)	11,670
28,975	FNMA, VRN, 5.79%, 2/1/09(1)	29,724
102,280	FNMA, VRN, 5.95%, 2/1/09(1)	101,932
13,300	FNMA, VRN, 7.49%, 2/1/09(1)	13,414
100,706	FNMA, VRN, 5.15%, 3/1/09(1)	99,978
7,096	FNMA, VRN, 6.13%, 3/1/09(1)	7,383
60,478	FNMA, VRN, 4.54%, 4/1/09(1)	60,374
42,982	FNMA, VRN, 4.875%, 4/1/09(1)	42,957
63,915	FNMA, VRN, 5.20%, 4/1/09(1)	62,946
63,417	FNMA, VRN, 4.83%, 5/1/09(1)	62,896
844,495	FNMA, VRN, 5.79%, 5/1/09(1)	883,453
18,865	FNMA, VRN, 5.81%, 5/1/09(1)	19,360
214,545	FNMA, VRN, 6.41%, 5/1/09(1)	220,429
31,078	FNMA, VRN, 5.25%, 6/1/09(1)	31,031

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                    Value

$ 18,983	FNMA, VRN, 4.94%, 7/1/09(1)	$ 18,755
49,189	FNMA, VRN, 6.59%, 7/1/09(1)	50,972
16,104	FNMA, VRN, 5.86%, 1/2/10(1)	16,144
5,883,561	FNMA, VRN, 6.48%, 1/2/10(1)	5,997,224
9,001,053	FNMA, VRN, 5.80%, 9/1/10(1)	9,180,590
4,866,122	FNMA, VRN, 6.45%, 6/1/11(1)	4,987,459
4,076,788	FNMA, VRN, 6.42%, 7/1/11(1)	4,166,139
5,328,680	FNMA, VRN, 5.95%, 5/1/12(1)	5,480,059
676	GNMA, VRN, 5.375%, 4/1/09(1)	672
85,857	GNMA, VRN, 5.875%, 4/1/09(1)	87,277
18,745	GNMA, VRN, 5.375%, 7/1/09(1)	18,935
19,293	GNMA, VRN, 5.125%, 10/1/09(1)	19,439
32,181	GNMA, VRN, 5.625%, 1/2/10(1)	32,575
		58,087,990
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.2%
1,907,648	FHLMC, 5.00%, 6/1/09(1)	1,928,932
4,223,086	FHLMC, 5.00%, 7/1/09(1)	4,290,622
70,961	FHLMC, 6.50%, 1/1/11(1)	73,731
134,208	FHLMC, 6.50%, 5/1/11(1)	139,450
181,393	FHLMC, 6.50%, 12/1/12(1)	187,990
494,459	FHLMC, 6.00%, 2/1/13(1)	511,843
33,877	FHLMC, 7.00%, 11/1/13(1)	35,331
30,009	FHLMC, 7.00%, 12/1/14(1)	31,444
1,147,735	FHLMC, 6.00%, 1/1/15(1)	1,190,292
413,143	FHLMC, 7.50%, 5/1/16(1)	433,948
1,224,882	FHLMC, 5.50%, 11/1/17(1)	1,267,933
9,661,399	FHLMC, 5.50%, 1/1/38(1)	9,901,836
20,473	FNMA, 8.00%, 5/1/12(1)	21,570
766,610	FNMA, 6.50%, 1/1/13(1)	796,938
6,507	FNMA, 6.50%, 3/1/13(1)	6,764
90,052	FNMA, 6.00%, 6/1/13(1)	93,780
3,444	FNMA, 6.50%, 6/1/13(1)	3,582
26,630	FNMA, 6.00%, 1/1/14(1)	27,765
223,526	FNMA, 6.00%, 7/1/14(1)	233,059
414,366	FNMA, 5.50%, 4/1/16(1)	429,837
549,118	FNMA, 7.00%, 5/1/32(1)	581,243
558,622	FNMA, 7.00%, 5/1/32(1)	591,304
214,179	FNMA, 7.00%, 6/1/32(1)	226,698
886,558	FNMA, 7.00%, 6/1/32(1)	938,425
429,027	FNMA, 7.00%, 8/1/32(1)	454,127
9,686	GNMA, 9.50%, 11/20/19(1)	10,494
		24,408,938

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $81,725,450)		82,496,928
MUNICIPAL SECURITIES ― 2.8%
600,000	Bay Area Toll Auth. Toll Bridge Rev., Series 2001 D, (San Francisco Bay Area), 5.00%, 4/1/11, Prerefunded at 100% of Par(1)(5)	649,548
13,695,000	City of Lincoln Electric System Rev., 5.25%, 9/1/11, Prerefunded at 100% of Par(1)(5)	14,968,635

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                                                                                                                                      Value

$ 13,325,000	Michigan Municipal Bond Auth. Rev., (Clean Water Revolving Fund), 5.625%, 10/1/10, Prerefunded at 101% of Par(1)(5)	$ 14,384,604
TOTAL MUNICIPAL SECURITIES
(Cost $29,522,184)		30,002,787
ASSET-BACKED SECURITIES(2)(6)
243,027	Ameriquest Mortgage Securities, Inc., Series 2003-8, Class AV2, VRN, 0.90%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.43% with no caps(1)
(Cost $243,026)		89,352
TEMPORARY CASH INVESTMENTS ― 0.7%
87,189	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	87,189

8,000,000	FHLB Discount Notes, 0.001%, 1/2/09(1)(7)	8,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,087,189)		8,087,189

TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $1,062,072,410)		1,069,623,176
OTHER ASSETS AND LIABILITIES — 1.1%		11,487,927
TOTAL NET ASSETS — 100.0%		$1,081,111,103

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
900	U.S. Treasury 2-Year Notes	March 2009	$196,256,250	$3,058,137

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
200	U.S. Treasury 10-Year Notes	March 2009	$25,150,000	$(1,909,825)

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Security, or portion thereof, has been segregated for futures contracts. At period end, the aggregate value of securities pledged was $221,407,000.
(2)	Final maturity indicated, unless otherwise noted.
(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $374,914, which represented 0.03% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	Category is less than 0.05% of total net assets.
(7)	The rate indicated is the yield to maturity at purchase.

Short-Term Government – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 87,189	$1,148,312
Level 2 – Other Significant Observable Inputs	1,069,535,987	-
Level 3 – Significant Unobservable Inputs	-	-
	$1,069,623,176	$1,148,312
*Includes futures contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,062,072,410
Gross tax appreciation of investments	$ 21,157,176
Gross tax depreciation of investments	(13,606,410)
Net tax appreciation (depreciation) of investments	$ 7,550,766

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2008

Capital Preservation – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

U.S. TREASURY BILLS(1) ― 81.6%
$290,000,000	U.S. Treasury Bills, 0.56%, 1/2/09	$ 289,995,436
125,000,000	U.S. Treasury Bills, 0.46%, 1/8/09	124,988,941
200,000,000	U.S. Treasury Bills, 1.44%, 1/15/09	199,889,264
125,000,000	U.S. Treasury Bills, 1.62%, 1/22/09	124,884,588
200,000,000	U.S. Treasury Bills, 1.09%, 1/29/09	199,830,444
100,000,000	U.S. Treasury Bills, 0.56%, 2/5/09	99,945,556
50,000,000	U.S. Treasury Bills, 2.02%, 2/12/09	49,883,333
200,000,000	U.S. Treasury Bills, 1.49%, 2/26/09	199,546,089
175,000,000	U.S. Treasury Bills, 0.52%, 3/5/09	174,821,281
295,000,000	U.S. Treasury Bills, 0.33%, 3/12/09	294,808,589
200,000,000	U.S. Treasury Bills, 0.41%, 3/19/09	199,825,894
100,000,000	U.S. Treasury Bills, 1.62%, 3/26/09	99,625,500
50,000,000	U.S. Treasury Bills, 0.00%, 4/2/09	49,995,000
75,000,000	U.S. Treasury Bills, 0.03%, 4/9/09	74,993,875
150,000,000	U.S. Treasury Bills, 0.10%, 4/23/09	149,951,467
200,000,000	U.S. Treasury Bills, 0.48%, 4/29/09	199,683,694
100,000,000	U.S. Treasury Bills, 0.30%, 5/15/09	99,890,194
100,000,000	U.S. Treasury Bills, 2.31%, 6/4/09	99,039,425
50,000,000	U.S. Treasury Bills, 0.19%, 6/24/09	49,955,292
75,000,000	U.S. Treasury Bills, 0.45%, 7/2/09	74,770,931
50,000,000	U.S. Treasury Bills, 2.34%, 7/30/09	49,337,625
50,000,000	U.S. Treasury Bills, 1.96%, 9/24/09	49,288,819
TOTAL U.S. TREASURY BILLS		2,954,951,237
U.S. TREASURY NOTES(1) ― 21.5%
100,000,000	U.S. Treasury Notes, 3.00%, 2/15/09	100,361,328
2,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	2,010,741
150,000,000	U.S. Treasury Notes, 2.625%, 3/15/09	150,785,313
125,000,000	U.S. Treasury Notes, 4.50%, 3/31/09	126,198,537
85,000,000	U.S. Treasury Notes, 3.125%, 4/15/09	85,614,940
50,000,000	U.S. Treasury Notes, 3.875%, 5/15/09	50,703,125
10,000,000	U.S. Treasury Notes, 4.875%, 5/15/09	10,098,382
75,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	76,258,697
25,000,000	U.S. Treasury Notes, 4.00%, 6/15/09	25,149,719
25,000,000	U.S. Treasury Notes, 4.875%, 6/30/09	25,579,704
25,000,000	U.S. Treasury Notes, 4.625%, 7/31/09	25,321,161
25,000,000	U.S. Treasury Notes, 3.50%, 8/15/09	25,488,773
75,000,000	U.S. Treasury Notes, 4.00%, 9/30/09	76,384,643
TOTAL U.S. TREASURY NOTES		779,955,063
ZERO-COUPON U.S. TREASURY SECURITIES(2) ― 2.1%
50,000,000	STRIPS - COUPON, 0.02%, 2/15/09	49,998,873
25,000,000	STRIPS - PRINCIPAL, 1.16%, 2/15/09	24,964,375
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES		74,963,248

TOTAL INVESTMENT SECURITIES — 105.2%		$ 3,809,869,548
OTHER ASSETS AND LIABILITIES — (5.2)%		(188,870,697)
TOTAL NET ASSETS — 100.0%		$ 3,620,998,851

Capital Preservation – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Capital Preservation – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$3,809,869,548
Level 3 – Significant Unobservable Inputs	-
$3,809,869,548

3. Federal Tax Information

As of December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$ 3,809,869,548

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2009